SCHEDULE OF INVESTMENTS
High Income (in thousands)	SEPTEMBER 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares		Value
Consumer Discretionary
Apparel Retail – 0.0%
True Religion Apparel, Inc.(A)(C)	13		$—	*

Casinos & Gaming – 0.0%
New Cotai Participation Corp., Class B(A)(C)(D)	—	*	—

Education Services – 0.8%
Laureate Education, Inc., Class A(A)	443		7,337

Hotels, Resorts & Cruise Lines – 0.8%
Studio City International Holdings Ltd.(A)	343		6,897

Total Consumer Discretionary - 1.6%			14,234

Consumer Staples
Agricultural Products – 0.0%
ASG Warrant Corp.(A)(C)	1		—

Total Consumer Staples - 0.0%			0

Energy
Coal & Consumable Fuels – 0.0%
Westmoreland Coal Co.(A)	29		358

Oil & Gas Equipment & Services – 0.0%
Larchmont Resources LLC(A)(B)(C)(D)(E)	1		252

Oil & Gas Exploration & Production – 0.0%
Bellatrix Exploration Ltd.(A)(B)	436		132
Sabine Oil & Gas Corp.(A)(C)(D)	—	*	14

			146

Total Energy - 0.0%			756

Health Care
Pharmaceuticals – 0.0%
Advanz Pharma Corp.(A)(B)(F)	35		414

Total Health Care - 0.0%			414

Industrials
Air Freight & Logistics – 0.0%
BIS Industries Ltd.(C)(D)	1,605		64

Total Industrials - 0.0%			64

TOTAL COMMON STOCKS – 1.6%			$15,468

(Cost: $13,361)

INVESTMENT FUNDS
Registered Investment Companies – 2.9%
iShares iBoxx $ High Yield Corporate Bond ETF	290		25,279

TOTAL INVESTMENT FUNDS – 2.9%			$25,279

(Cost: $25,202)

PREFERRED STOCKS
Consumer Staples
Agricultural Products – 0.0%
Pinnacle Agriculture Enterprises LLC(A)(C)(D)	4,583	191

Total Consumer Staples - 0.0%		191

Energy
Oil & Gas Exploration & Production – 0.9%
Targa Resources Corp., 9.500%(A)(D)	8	8,137

Total Energy - 0.9%		8,137

TOTAL PREFERRED STOCKS – 0.9%		$8,328

(Cost: $10,499)

WARRANTS
Oil & Gas Exploration & Production – 0.0%
Sabine Oil & Gas Corp., expires 12-29-29(C)(D)(G)	1	12
Ultra Resources, Inc., expires 7-14-25(C)(G)	20	1

		13

TOTAL WARRANTS – 0.0%		$13

(Cost: $13)

CORPORATE DEBT SECURITIES	Principal
Communication Services
Alternative Carriers – 0.1%
Consolidated Communications Finance II Co., 6.500%, 10-1-22(F)	$926	857

Broadcasting – 1.1%
Clear Channel Outdoor Holdings, Inc., 5.125%, 8-15-27(H)	5,508	5,738
Clear Channel Worldwide Holdings, Inc., 9.250%, 2-15-24(H)	3,979	4,372

		10,110

Cable & Satellite – 8.6%
Altice Financing S.A.:
6.625%, 2-15-23(H)	950	975
7.500%, 5-15-26(H)	4,462	4,741
Altice France S.A.:
7.375%, 5-1-26(H)	7,396	7,939
8.125%, 2-1-27(H)	6,013	6,637
Altice Luxembourg S.A.,
10.500%, 5-15-27(H)	11,289	12,723
Altice S.A.:
7.750%, 5-15-22(H)	2,510	2,563
7.625%, 2-15-25(H)	5,952	6,205
Altice U.S. Finance I Corp.:
5.375%, 7-15-23(H)	3,161	3,244
5.500%, 5-15-26(H)	2,745	2,889
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.500%, 5-1-26(H)	1,187	1,243
5.000%, 2-1-28(H)	4,233	4,376
CSC Holdings LLC:
5.375%, 2-1-28(H)	4,930	5,195
5.750%, 1-15-30(H)	1,372	1,434

DISH DBS Corp.:
5.875%, 7-15-22	2,310	2,402
5.875%, 11-15-24	1,724	1,709
7.750%, 7-1-26	2,821	2,875
Neptune Finco Corp., 6.625%, 10-15-25(H)	788	843
VTR Finance B.V., 6.875%, 1-15-24(H)	8,223	8,459

		76,452

Integrated Telecommunication Services – 4.0%
Frontier Communications Corp.:
6.875%, 1-15-25	6,315	2,794
11.000%, 9-15-25	8,236	3,722
8.500%, 4-1-26(H)	11,690	11,689
GCI, Inc., 6.875%, 4-15-25	4,808	5,060
West Corp., 8.500%, 10-15-25(H)	15,487	12,448

		35,713

Publishing – 0.4%
MDC Partners, Inc., 6.500%, 5-1-24(H)	3,426	3,122

Wireless Telecommunication Service – 1.4%
Digicel Group Ltd.:
6.000%, 4-15-21(H)	1,965	1,385
8.250%, 9-30-22(H)	760	156
8.250%, 12-30-22(F)(H)	3,033	1,789
Digicel Group Ltd. (7.125% Cash or 2.000% PIK), 9.125%, 4-1-24(H)(I)	3,230	307
Digicel International Finance Ltd., 8.750%, 5-25-24(F)(H)	8,401	7,981
Digicel Ltd., 6.750%, 3-1-23(H)	2,507	1,194

		12,812

Total Communication Services - 15.6%		139,066

Consumer Discretionary
Auto Parts & Equipment – 0.1%
Panther BF Aggregator 2 L.P., 6.250%, 5-15-26(H)	669	704

Automotive Retail – 0.6%
Allison Transmission, Inc., 5.000%, 10-1-24(H)	781	798
Sonic Automotive, Inc.:
5.000%, 5-15-23	3,603	3,648
6.125%, 3-15-27	1,198	1,218

		5,664

Casinos & Gaming – 1.8%
Everi Payments, Inc., 7.500%, 12-15-25(H)	4,320	4,552
Gateway Casinos & Entertainment Ltd., 8.250%, 3-1-24(H)	2,450	2,542
Golden Nugget, Inc., 6.750%, 10-15-24(H)	5,273	5,405
Wynn Macau Ltd.:
4.875%, 10-1-24(H)	855	852
5.500%, 10-1-27(H)	2,301	2,329

		15,680

Education Services – 2.4%
Laureate Education, Inc., 8.250%, 5-1-25(H)	19,228	20,910

Hotels, Resorts & Cruise Lines – 0.3%
Boyne USA, Inc., 7.250%, 5-1-25(H)	2,468	2,689

Leisure Facilities – 0.3%
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC, 5.375%, 4-15-27	2,137	2,287

Specialized Consumer Services – 0.4%
Nielsen Co. (Luxembourg) S.a.r.l. (The), 5.500%, 10-1-21(H)	2,371	2,380
Nielsen Finance LLC and Nielsen Finance Co., 5.000%, 4-15-22(H)	896	898

		3,278

Specialty Stores – 3.6%
Cumberland Farms, Inc., 6.750%, 5-1-25(H)	1,904	2,039
Party City Holdings, Inc., 6.625%, 8-1-26(F)(H)	1,912	1,893
Staples, Inc.:
7.500%, 4-15-26(H)	16,924	17,437
10.750%, 4-15-27(H)	10,154	10,433

		31,802

Total Consumer Discretionary - 9.5%		83,014

Consumer Staples
Food Distributors – 0.7%
Performance Food Group, Inc.:
5.500%, 6-1-24(H)	2,754	2,813
5.500%, 10-15-27(H)	485	509
U.S. Foods, Inc., 5.875%, 6-15-24(H)	2,910	2,997

		6,319

Packaged Foods & Meats – 4.7%
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7-15-24(H)	5,708	5,880
5.750%, 6-15-25(H)	4,650	4,844
JBS USA Lux S.A. and JBS USA Finance, Inc.,
6.750%, 2-15-28(H)	3,115	3,450
JBS USA, JBS USA Food Co. and JBS USA Finance, Inc. (GTD by JBS S.A.):
6.500%, 4-15-29(H)	545	605
5.500%, 1-15-30(H)	2,078	2,203
Pilgrim’s Pride Corp.:
5.750%, 3-15-25(H)	881	912
5.875%, 9-30-27(H)	3,082	3,310
Post Holdings, Inc.:
5.500%, 3-1-25(H)	781	818
5.000%, 8-15-26(H)	1,267	1,314
5.750%, 3-1-27(H)	5,618	5,956
Simmons Foods, Inc.:
7.750%, 1-15-24(H)	1,656	1,793
5.750%, 11-1-24(H)	10,900	10,627

		41,712

Total Consumer Staples - 5.4%		48,031

Energy
Oil & Gas Drilling – 0.8%
KCA Deutag UK Finance plc, 7.250%, 5-15-21(F)(H)	5,209	3,269
Offshore Drilling Holding S.A., 8.375%, 9-20-20(H)(J)	8,682	2,670
Offshore Group Investment Ltd., 0.000%, 11-1-19(C)(K)	1,693	—	*
Valaris plc, 7.750%, 2-1-26(F)	2,484	1,329

		7,268

Oil & Gas Equipment & Services – 0.3%
Nine Energy Service, Inc., 8.750%, 11-1-23(H)	1,917	1,553
SESI LLC, 7.125%, 12-15-21	906	617

		2,170

Oil & Gas Exploration & Production – 3.4%
Bellatrix Exploration Ltd., 8.500%, 9-11-23	1,022	1,038
Bellatrix Exploration Ltd. (3.000% Cash or 9.500% PIK), 9.500%, 12-15-23(I)	1,113	1,129
Brazos Valley Longhorn LLC and Brazos Valley Longhorn Finance Corp., 6.875%, 2-1-25	668	574
Chesapeake Energy Corp.:
7.000%, 10-1-24	4,475	3,211
8.000%, 1-15-25(F)	377	272
Crownrock L.P., 5.625%, 10-15-25(H)	7,521	7,568
Endeavor Energy Resources L.P.:
5.500%, 1-30-26(H)	2,453	2,551
5.750%, 1-30-28(H)	1,789	1,901
Extraction Oil & Gas, Inc., 5.625%, 2-1-26(H)	3,647	2,234
Laredo Petroleum, Inc., 6.250%, 3-15-23(F)	821	720
Sanchez Energy Corp., 7.250%, 2-15-23(F)(H)(L)	622	448
Seven Generations Energy Ltd.:
6.750%, 5-1-23(H)	5,646	5,702
5.375%, 9-30-25(H)	2,523	2,498
Ultra Resources, Inc. (9.000% Cash or 2.000% PIK), 11.000%, 7-12-24(I)	1,016	142

		29,988

Oil & Gas Refining & Marketing – 1.5%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10-1-24	1,081	1,065
6.375%, 7-1-26	386	376
Comstock Escrow Corp., 9.750%, 8-15-26	10,817	9,032
EP Energy LLC and Everest Acquisition Finance, Inc.:
9.375%, 5-1-24(H)	1,320	36
8.000%, 2-15-25(H)(L)	1,386	35
7.750%, 5-15-26(H)	1,933	1,450
QEP Resources, Inc., 5.625%, 3-1-26	1,599	1,375

		13,369

Total Energy - 6.0%		52,795

Financials
Consumer Finance – 0.9%
CURO Group Holdings Corp., 8.250%, 9-1-25(H)	2,901	2,531
Quicken Loans, Inc., 5.750%, 5-1-25(H)	5,176	5,338

		7,869

Financial Exchanges & Data – 1.0%
Refinitiv U.S. Holdings, Inc.:
6.250%, 5-15-26(H)	2,561	2,747
8.250%, 11-15-26(H)	5,889	6,500

		9,247

Insurance Brokers – 1.3%
NFP Corp., 6.875%, 7-15-25(H)	12,033	11,943

Other Diversified Financial Services – 1.6%
New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK), 10.625%, 5-1-19(H)(I)(L)	26,095	13,830

Property & Casualty Insurance – 1.0%
Amwins Group, Inc., 7.750%, 7-1-26(H)	3,153	3,389
Hub International Ltd., 7.000%, 5-1-26(H)	4,731	4,867

		8,256

Specialized Finance – 1.4%
BCPE Cycle Merger Sub II, Inc., 10.625%, 7-15-27(H)	5,496	5,304
Compass Group Diversified Holdings LLC, 8.000%, 5-1-26(H)	2,534	2,680
Tervita Escrow Corp., 7.625%, 12-1-21(H)	1,289	1,310
TMX Finance LLC and TitleMax Finance Corp., 11.125%, 4-1-23(H)	3,764	3,482

		12,776

Thrifts & Mortgage Finance – 0.3%
Provident Funding Associates L.P. and PFG Finance Corp.,
6.375%, 6-15-25(H)	2,943	2,862

Total Financials - 7.5%		66,783

Health Care
Health Care Facilities – 2.1%
Regional Care Hospital Partners Holdings, Inc. and Legend Merger Sub, Inc., 9.750%, 12-1-26(H)	11,472	12,274
Surgery Center Holdings, Inc., 10.000%, 4-15-27(H)	6,050	6,141

		18,415

Health Care Services – 0.5%
Heartland Dental LLC, 8.500%, 5-1-26(F)(H)	4,714	4,578

Health Care Technology – 1.2%
Verscend Holding Corp., 9.750%, 8-15-26(H)	9,366	9,974

Life Sciences Tools & Services – 0.9%
Avantor, Inc., 9.000%, 10-1-25(H)	6,976	7,839

Pharmaceuticals – 2.2%
Advanz Pharma Corp., 8.000%, 9-6-24	430	419
Bausch Health Cos., Inc.:
6.125%, 4-15-25(H)	1,727	1,792
9.000%, 12-15-25(H)	855	959
Eagle Holding Co. II LLC (7.750% Cash or 7.750% PIK), 7.750%, 5-15-22(H)(I)	6,101	6,147
Par Pharmaceutical, Inc., 7.500%, 4-1-27(H)	3,609	3,284
Valeant Pharmaceuticals International, Inc.:
9.250%, 4-1-26(H)	2,515	2,858
8.500%, 1-31-27(H)	3,270	3,670

		19,129

Total Health Care - 6.9%		59,935

Industrials
Aerospace & Defense – 2.2%
TransDigm UK Holdings plc, 6.875%, 5-15-26	2,171	2,334
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.500%, 7-15-24	6,077	6,267
6.500%, 5-15-25	1,162	1,205
6.250%, 3-15-26(H)	3,744	4,020
6.375%, 6-15-26	2,490	2,618
7.500%, 3-15-27	2,673	2,907

		19,351

Air Freight & Logistics – 0.6%
XPO Logistics, Inc., 6.750%, 8-15-24(H)	5,016	5,430

Diversified Support Services – 0.4%
Ahern Rentals, Inc., 7.375%, 5-15-23(H)	3,901	3,321
United Rentals (North America), Inc. (GTD by United Rentals, Inc.), 5.875%, 9-15-26	472	503

		3,824

Environmental & Facilities Services – 1.0%
GFL Environmental, Inc.:
5.625%, 5-1-22(H)	820	838
5.375%, 3-1-23(H)	2,809	2,844
7.000%, 6-1-26(H)	3,835	4,036
8.500%, 5-1-27(H)	952	1,056
Waste Pro USA, Inc., 5.500%, 2-15-26(H)	482	497

		9,271

Industrial Machinery – 0.1%
Apex Tool Group LLC and BC Mountain Finance, Inc., 9.000%, 2-15-23(H)	700	622

Security & Alarm Services – 0.8%
Prime Security Services Borrower LLC and Prime Finance, Inc., 9.250%, 5-15-23(H)	6,620	6,960

Total Industrials - 5.1%		45,458

Information Technology
Application Software – 1.4%
Kronos Acquisition Holdings, Inc., 9.000%, 8-15-23(H)	13,902	12,269

Data Processing & Outsourced Services – 1.5%
Italics Merger Sub, Inc., 7.125%, 7-15-23(H)	12,260	12,474
j2 Cloud Services LLC and j2 Global, Inc., 6.000%, 7-15-25(H)	1,192	1,259

		13,733

Electronic Equipment & Instruments – 0.2%
NCR Corp.:
5.750%, 9-1-27(H)	966	1,000
6.125%, 9-1-29(H)	966	1,018

		2,018

IT Consulting & Other Services – 1.5%
Cardtronics, Inc. and Cardtronics USA, Inc., 5.500%, 5-1-25(H)	687	697
NCR Escrow Corp.:
5.875%, 12-15-21	4,719	4,755
6.375%, 12-15-23	4,266	4,383
Pioneer Holding Corp., 9.000%, 11-1-22(H)	3,739	3,926

		13,761

Total Information Technology - 4.6%		41,781

Materials
Aluminum – 1.5%
Constellium N.V.:
5.750%, 5-15-24(H)	3,551	3,648
6.625%, 3-1-25(H)	4,140	4,316
5.875%, 2-15-26(H)	2,322	2,421
Novelis Corp. (GTD by Novelis, Inc.):
6.250%, 8-15-24(H)	1,471	1,537
5.875%, 9-30-26(H)	985	1,033

		12,955

Commodity Chemicals – 0.5%
NOVA Chemicals Corp.:
4.875%, 6-1-24(H)	2,943	3,027
5.250%, 6-1-27(H)	1,177	1,225

		4,252

Construction Materials – 0.6%
Hillman Group, Inc. (The), 6.375%, 7-15-22(H)	5,883	5,515

Fertilizers & Agricultural Chemicals – 0.2%
Pinnacle Operating Corp., 9.000%, 5-15-23(H)	6,601	2,310

Metal & Glass Containers – 0.4%
ARD Finance S.A. (7.125% Cash or 7.875% PIK), 7.125%, 9-15-23(I)	548	564
ARD Securities Finance S.a.r.l. (8.750% Cash or 8.750% PIK), 8.750%, 1-31-23(F)(H)(I)	1,652	1,710
HudBay Minerals, Inc.:
7.250%, 1-15-23(H)	408	421
7.625%, 1-15-25(H)	611	620

		3,315

Specialty Chemicals – 0.3%
Kraton Polymers LLC and Kraton Polymers Capital Corp., 7.000%, 4-15-25(H)	2,657	2,770
TPC Group, Inc., 10.500%, 8-1-24(H)	277	289

		3,059

Total Materials - 3.5%		31,406

TOTAL CORPORATE DEBT SECURITIES – 64.1%		$568,269

(Cost: $594,855)

LOANS(M)
Communication Services
Advertising – 0.4%
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 325 bps), 5.294%, 7-25-21	792	733
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 650 bps), 8.544%, 7-25-22	2,951	2,541

		3,274

Broadcasting – 0.8%
Clear Channel Outdoor Holdings, Inc. (ICE LIBOR plus 350 bps), 5.544%, 8-23-26	6,614	6,628

Cable & Satellite – 0.0%
Liberty Cablevision of Puerto Rico LLC (ICE LIBOR plus 350 bps), 5.528%, 1-7-22(C)	96	96

Integrated Telecommunication Services – 1.1%
West Corp. (3-Month ICE LIBOR plus 400 bps), 6.044%, 10-10-24	10,979	9,789

Publishing – 0.1%
Recorded Books, Inc. (ICE LIBOR plus 450 bps), 6.544%, 8-31-25	1,133	1,133

Wireless Telecommunication Service – 0.1%
Digicel International Finance Ltd. (ICE LIBOR plus 325 bps), 5.340%, 5-27-24	910	787

Total Communication Services - 2.5%		21,707

Consumer Discretionary
Apparel Retail – 0.7%
Talbots, Inc. (The) (ICE LIBOR plus 700 bps), 9.044%, 11-28-22(C)	5,212	5,095
TRLG Intermediate Holdings LLC, 10.000%, 10-27-22(C)	1,525	1,433

		6,528

Department Stores – 0.2%
Belk, Inc. (ICE LIBOR plus 475 bps), 6.803%, 12-10-22	2,262	1,640

Housewares & Specialties – 0.3%
KIK Custom Products, Inc. (ICE LIBOR plus 400 bps), 6.256%, 5-15-23	2,573	2,435

Leisure Facilities – 0.3%
United PF Holdings LLC (ICE LIBOR plus 450 bps):
0.000%, 6-14-26(N)	308	306
6.544%, 6-14-26	2,707	2,694

		3,000

Restaurants – 0.5%
CEC Entertainment, Inc. (ICE LIBOR plus 650 bps), 8.544%, 8-30-26	4,143	4,050
NPC International, Inc. (ICE LIBOR plus 750 bps), 9.544%, 4-18-25	3,326	948

		4,998

Specialized Consumer Services – 0.2%
Asurion LLC (ICE LIBOR plus 600 bps), 8.544%, 8-4-25	1,861	1,890

Specialty Stores – 1.0%
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps):
7.046%, 10-16-23	95	64
7.259%, 10-16-23	2,494	1,702
Jo-Ann Stores, Inc. (ICE LIBOR plus 925 bps), 11.511%, 5-21-24	3,971	1,231
Staples, Inc. (ICE LIBOR plus 500 bps), 7.123%, 4-12-26	6,076	5,986

		8,983

Textiles – 0.5%
SIWF Holdings, Inc. (ICE LIBOR plus 425 bps), 6.304%, 6-15-25	4,230	4,156

Total Consumer Discretionary - 3.7%		33,630

Energy
Coal & Consumable Fuels – 0.7%
Foresight Energy LLC (ICE LIBOR plus 725 bps), 7.874%, 3-28-22	6,950	3,683
Westmoreland Coal Co. (ICE LIBOR plus 650 bps), 10.389%, 3-15-22	662	662
Westmoreland Mining Holdings LLC (15.000% Cash or 15.000% PIK), 15.000%, 3-15-29(I)	1,801	1,324

		5,669

Oil & Gas Equipment & Services – 0.1%
Larchmont Resources LLC (9.140% Cash or 9.140% PIK), 9.140%, 8-7-20(C)(E)(I)	757	697

Oil & Gas Exploration & Production – 0.5%
California Resources Corp. (ICE LIBOR plus 1,037.50 bps), 12.419%, 12-31-21	2,885	2,505
California Resources Corp. (ICE LIBOR plus 475 bps), 6.794%, 12-31-22	1,928	1,708

		4,213

Oil & Gas Storage & Transportation – 1.2%
Bowie Resources Holdings LLC (ICE LIBOR plus 1,075 bps), 12.874%, 2-16-21	1,911	1,793
Bowie Resources Holdings LLC (ICE LIBOR plus 575 bps), 7.874%, 8-12-20	2,893	2,820
EPIC Crude Services L.P. (ICE LIBOR plus 500 bps), 7.040%, 3-1-26	6,000	5,678
Lower Cadence Holdings LLC (ICE LIBOR plus 400 bps), 6.054%, 5-8-26	682	664

		10,955

Total Energy - 2.5%		21,534

Financials
Asset Management & Custody Banks – 0.5%
Edelman Financial Holdings II, Inc. (ICE LIBOR plus 675 bps), 8.807%, 7-20-26	4,048	4,038

Financial Exchanges & Data – 0.4%
Hudson River Trading LLC (3-Month U.S. LIBOR plus 350 bps), 5.544%, 4-3-25	3,358	3,357

Insurance Brokers – 0.3%
NFP Corp. (ICE LIBOR plus 300 bps), 5.044%, 1-8-24	2,505	2,460

Investment Banking & Brokerage – 0.6%
Jane Street Group LLC (ICE LIBOR plus 300 bps), 5.044%, 8-25-22	5,033	5,014

Other Diversified Financial Services – 0.0%
New Cotai LLC, 0.000%, 7-20-20(N)	116	116
New Cotai LLC (U.S. Prime Rate plus 25 bps), 5.250%, 7-20-20	71	71

		187

Property & Casualty Insurance – 0.9%
Amynta Agency Borrower, Inc. (ICE LIBOR plus 400 bps), 6.544%, 2-28-25	8,394	8,135

Specialized Finance – 0.8%
Amynta Agency Borrower, Inc. (ICE LIBOR plus 850 bps), 10.544%, 2-28-26	2,807	2,824
Gulf Finance LLC (ICE LIBOR plus 525 bps), 7.360%, 8-25-23	5,672	4,286

		7,110

Total Financials - 3.5%		30,301

Health Care
Health Care Equipment – 0.1%
LifeScan Global Corp. (3-Month ICE LIBOR plus 950 bps), 12.160%, 10-1-25	632	548

Health Care Facilities – 1.5%
Gentiva Health Services, Inc. (3-Month ICE LIBOR plus 375 bps), 5.813%, 7-2-25	7,341	7,378
Regional Care Hospital Partners Holdings, Inc. (ICE LIBOR plus 450 bps), 6.554%, 11-16-25	6,406	6,406

		13,784

Health Care Services – 1.6%
Heartland Dental LLC, 0.000%, 4-30-25(N)	90	88
Heartland Dental LLC (ICE LIBOR plus 375 bps), 5.794%, 4-30-25	3,997	3,907
U.S. Renal Care, Inc. (3-Month ICE LIBOR plus 500 bps), 7.063%, 6-14-26	10,991	10,359

		14,354

Health Care Technology – 1.0%
Verscend Holding Corp. (ICE LIBOR plus 450 bps), 6.544%, 8-27-25	8,940	8,962

Pharmaceuticals – 0.1%
Concordia International Corp. (ICE LIBOR plus 550 bps), 7.528%, 9-6-24	1,164	1,095

Total Health Care - 4.3%		38,743

Industrials
Building Products – 0.1%
Hampton Rubber Co. & SEI Holding Corp. (ICE LIBOR plus 800 bps), 10.044%, 3-27-22	1,074	1,052

Construction & Engineering – 0.5%
McDermott Technology (Americas), Inc. (ICE LIBOR plus 500 bps), 7.104%, 5-10-25	5,544	3,486
Tensar International Corp. (ICE LIBOR plus 850 bps), 10.604%, 7-10-22	1,119	996

		4,482

Industrial Conglomerates – 0.7%
PAE Holding Corp. (ICE LIBOR plus 550 bps), 7.604%, 10-20-22	4,968	4,968
PAE Holding Corp. (ICE LIBOR plus 950 bps), 11.604%, 10-20-23	798	782

		5,750

Industrial Machinery – 1.6%
Dynacast International LLC (ICE LIBOR plus 850 bps), 10.604%, 1-30-23(C)	13,354	12,886
Form Technologies LLC (ICE LIBOR plus 325 bps), 5.354%, 1-28-22	1,685	1,615

		14,501

Total Industrials - 2.9%		25,785

Information Technology
Application Software – 0.3%
Applied Systems, Inc. (ICE LIBOR plus 700 bps), 9.104%, 9-19-25	1,954	1,969
Kronos Acquisition Holdings, Inc. (ICE LIBOR plus 700 bps), 9.256%, 5-15-23(C)	532	527

		2,496

Communications Equipment – 0.4%
MLN U.S. Holdco LLC (ICE LIBOR plus 450 bps), 6.612%, 11-30-25	1,886	1,744
MLN U.S. Holdco LLC (ICE LIBOR plus 875 bps), 10.862%, 11-30-26	1,796	1,521

		3,265

Data Processing & Outsourced Services – 0.6%
Commerce Hub, Inc. (ICE LIBOR plus 375 bps), 5.544%, 5-21-25	3,153	3,102
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 300 bps), 9.300%, 5-1-25	2,171	1,767
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 325 bps), 5.040%, 5-1-24	273	246

		5,115

Total Information Technology - 1.3%		10,876

Materials
Construction Materials – 0.5%
Hillman Group, Inc. (The) (ICE LIBOR plus 350 bps), 6.044%, 5-31-25	4,309	4,175

Total Materials - 0.5%		4,175

TOTAL LOANS – 21.2%		$186,751

(Cost: $205,312)

SHORT-TERM SECURITIES
Commercial Paper(O) - 6.6%
Diageo Capital plc (GTD by Diageo plc):
2.151%, 10-3-19	3,000	2,999
2.201%, 10-4-19	13,000	12,997
DTE Gas Co., 2.194%, 10-3-19	13,000	12,997
International Paper Co., 2.402%, 10-2-19	10,000	9,999
Mondelez International, Inc., 2.214%, 10-9-19	5,000	4,997
Sysco Corp., 2.180%, 10-1-19	4,213	4,213
UnitedHealth Group, Inc., 2.020%, 10-16-19	4,000	3,996
Walgreens Boots Alliance, Inc., 2.270%, 10-29-19	6,000	5,989

		58,187

Master Note - 0.8%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.170%, 10-7-19(P)	6,968	6,968

Money Market Funds - 0.4%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 1.900%, (Q)(R)	3,959	3,959

TOTAL SHORT-TERM SECURITIES – 7.8%		$69,114

(Cost: $69,118)
TOTAL INVESTMENT SECURITIES – 98.5%		$873,222

(Cost: $918,360)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.5%		13,694

NET ASSETS – 100.0%		$886,916

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)	No dividends were paid during the preceding 12 months.
(B)	Listed on an exchange outside the United States.
(C)	Securities whose value was determined using significant unobservable inputs.

(D)	Restricted securities. At September 30, 2019, the Portfolio owned the following restricted securities:

Security	Acquisition Date(s)	Shares		Cost	Market Value
BIS Industries Ltd.	12-22-17	1,605		$151	$64
Larchmont Resources LLC	12-8-16	1		340	252
New Cotai Participation Corp., Class B	4-12-13	—	*	62	—
Sabine Oil & Gas Corp.	12-7-16	—	*	12	14
Pinnacle Agriculture Enterprises LLC	3-10-17	4,583		2,083	191
Targa Resources Corp., 9.500%	10-24-17	8		8,416	8,137
Sabine Oil & Gas Corp., expires 12-29-29	12-7-16	1		7	12

				$11,071	$8,670

The total value of these securities represented 1.0% of net assets at September 30, 2019.

(E)	Deemed to be an affiliate due to the Portfolio owning at least 5% of the voting securities.
(F)	All or a portion of securities with an aggregate value of $5,959 are on loan.
(G)

Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(H)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019 the total value of these securities amounted to $494,862 or 55.8% of net assets.

(I)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.
(J)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at September 30, 2019.

(K)	Zero coupon bond.
(L)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.
(M)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2019. Description of the reference rate and spread, if applicable, are included in the security description.
(N)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(O)	Rate shown is the yield to maturity at September 30, 2019.
(P)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(Q)	Investment made with cash collateral received from securities on loan.
(R)	Rate shown is the annualized 7-day yield at September 30, 2019.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$14,234	$—	$—	*
Energy	132	358	266
Health Care	414	—	—

Industrials	—	—	64
Total Common Stocks	$14,780	$358	$330
Investment Funds	25,279	—	—
Preferred Stocks	—	8,137	191
Warrants	—	—	13
Corporate Debt Securities	—	568,269	—	*
Loans	—	166,017	20,734
Short-Term Securities	3,959	65,155	—

Total	$44,018	$807,936	$21,268

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Warrants	Preferred Stocks	Loans
Beginning Balance 1-1-19	$4,144	—	$410	$50,874
Net realized gain (loss)	434	—	—	37
Net unrealized appreciation (depreciation)	(615)	2	(219)	288
Purchases	—	5	—	525
Sales	(3,645)	—	—	(5,687)
Amortization/Accretion of premium/discount	—	—	—	97
Transfers into Level 3 during the period	12	6	—	1,556
Transfers out of Level 3 during the period	—	—	—	(26,956)

Ending Balance 9-30-19	$330	13	$191	$20,734

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-19	$(181)	2	$(219)	$141

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information.

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 9-30-19		Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets
Common Stocks	$64		Market comparable approach	Adjusted EBITDA multiple	5.67	x
	266		Third-party valuation service	Broker quotes	N/A
	—	*	Market comparable approach	Book value	0

Warrants	13		Third-party valuation service	Broker quotes	N/A
Preferred Stocks	191		Market comparable approach	Adjusted EBITDA multiple	9.82	x
			Option Pricing Model	Volatility	9.88%

				Illiquidity discount	10%

Loans	20,734		Third-party valuation service	Broker quotes	N/A

Significant increases (decreases) in the adjusted EBITDA multiple inputs as of the reporting date could result in higher (lower) fair value measurement. However, significant increases (decreases) in the illiquidity discount input as of the reporting date would result in a lower (higher) fair value measurement.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment In Kind

For Federal income tax purposes, cost of investments owned at September 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$918,360

Gross unrealized appreciation	24,805
Gross unrealized depreciation	(69,943)

For Federal income tax purposes, cost of investments owned at September 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Net unrealized depreciation	$(45,138)